Income Taxes (Details 3) - USD ($) $ in Millions	Apr. 30, 2015	Apr. 30, 2014
Deferred tax liabilities:
Intangible assets	$ 2,499.4	$ 1,028.7
Property, plant, and equipment	158.0	94.5
Other	9.6	19.4
Total deferred tax liabilities	2,667.0	1,142.6
Deferred tax assets:
Post-employment and other employee benefits	143.4	103.3
Tax credit and loss carryforwards	44.8	0.0
Intangible assets	22.1	7.6
Inventory	11.6	0.0
Property, plant, and equipment	19.4	0.0
Other	32.9	29.8
Total deferred tax assets	274.2	140.7
Valuation allowance for deferred tax assets	(4.2)	0.0
Total deferred tax assets, less allowance	270.0	140.7
Net deferred tax liability	$ 2,397.0	$ 1,001.9